Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation gain	$ 47.5		$ 29.5
Net deferred loss on cash flow hedges	(0.2)		(1.6)
Unrecognized pension net loss	(545.5)		(325.8)
Unrecognized pension prior service cost	(2.3)		(1.3)
Accumulated other comprehensive loss	(500.5)		(299.2)
Comprehensive Income
Foreign currency tranlsation gain (loss), Pre-Tax Amount	18.3		(13.0)		7.6
Net deferred loss on cash flow hedges, Pre-Tax Amount	(0.1)		(0.4)		(6.2)
Reclassification adjustment of net loss on cash flow hedges included in earnings, Pre-Tax Amount	2.3		6.9		9.9
Net actuarial loss arising during period, Pre-Tax Amount	(375.0)		(336.0)		(13.6)
Amortization of net actuarial loss, Pre-Tax Amount	21.4		18.9		19.3
Prior service (cost) credit arising during period, Pre-Tax Amount	(2.2)		0.3		(0.2)
Amortization of prior service cost, Pre-Tax Amount	0.7		0.7		0.9
Other adjustments, Pre-Tax Amount					0
Consolidated other comprehensive income (loss), Pre-Tax Amount	(334.6)		(322.6)		17.7
Less: Other comprehensive loss attributable to noncontrolling interests, Pre-Tax Amount	0.9		0.5		4.3
Other comprehensive income (loss) attributable to Rock-Tenn Company shareholders, Pre-Tax Amount	(333.7)		(322.1)		22.0
Foreign currency translation loss (gain), Tax	0		0.1		(0.4)
Net deferred loss on cash flow hedges, Tax	0.1		0.1		2.7
Reclassification adjustment of net loss on cash flow hedges included in earnings, Tax	(0.9)		(2.9)		(3.9)
Net actuarial loss arising during period, Tax	140.8		124.8		5.2
Amortization of net actuarial loss, Tax	(8.1)		(6.7)		(7.3)
Prior service cost (credit) arising during period, Tax	0.8		0		0
Amortization of prior service cost, Tax	(0.3)		(0.3)		(0.4)
Other adjustments, Tax					(1.7)
Consolidated other comprehensive income (loss), Tax	132.4		115.1		(5.8)
Less: Other comprehensive loss attributable to noncontrolling interests, Tax	0		0		0
Other comprehensive income (loss) attributable to Rock-Tenn Company shareholders, Tax	132.4		115.1		(5.8)
Foreign currency translation gain (loss), Net of Tax Amount	18.3		(12.9)		7.2
Net deferred loss on cash flow hedges, Net of Tax Amount	0		(0.3)		(3.5)
Reclassification adjustment of net loss on cash flow hedges included in earnings, Net of Tax Amount	1.4		4.0		6.0
Net actuarial loss arising during period, Net of Tax Amount	(234.2)		(211.2)		(8.4)
Amortization of net actuarial loss, included in pension cost, Net of Tax Amount	13.3		12.2		12.0
Prior service credit (cost) arising during period, Net of Tax Amount	(1.4)		0.3		(0.2)
Amortization of prior service cost, Net of Tax Amount	0.4		0.4		0.5
Other adjustments, Net of Tax Amount	0		0		(1.7)
Consolidated other comprehensive income (loss), Net of Tax Amount	(202.2)		(207.5)		11.9
Less: Other comprehensive loss attributable to noncontrolling interests, Net of Tax Amount	0.9		0.5		4.3
Other comprehensive income (loss) attributable to Rock-Tenn Company shareholders, Net of Tax Amount	(201.3)		(207.0)		16.2
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive loss	(500.5)		(299.2)		(92.2)		(108.4)
Comprehensive Income
Consolidated other comprehensive income (loss), Net of Tax Amount	(201.3)		(207.0)		16.2
Noncontrolling Interest [Member]
Comprehensive Income
Consolidated other comprehensive income (loss), Net of Tax Amount	$ 0	[1]	$ 0.4	[1]	$ 0.2	[1]

[1]	Excludes amounts related to contingently redeemable noncontrolling interests which are separately classified outside of permanent equity in the mezzanine section of the Consolidated Balance Sheets.